Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	$ 2,243	$ 606
Lease liabilities, current	834	544
Lease liabilities, non-current	1,333	21
Total operating lease liabilities	2,167	565
Lease cost
Amortization of right-of-use assets	839	775	$ 754
Interest of operating lease liabilities	32	41
Total Lease cost	$ 871	$ 816
Weighted-average remaining lease term	1 year 2 months 23 days	6 months 10 days
Weighted-average discount rate	3.51%	4.24%